Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
	2024	2023
Purchased parts & materials	$37,055	$50,770
Work-in-progress	1,250	2,801
Finished goods	15,221	13,959
	$53,526	$67,530